Ohio National Fund, Inc.

Supplement dated July 31, 2019

to the Prospectus dated May 1, 2019

The following supplements and amends the prospectus dated May 1, 2019, as previously amended:

ON Equity Portfolio

Under the section entitled “Principal Risks,” the Foreign Investments Risk is deleted in its entirety.

ON BlackRock Advantage Large Cap Core Portfolio

Under the section entitled “Principal Risks,” the Foreign Investments Risk is deleted in its entirety.

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Please retain this supplement with your Prospectus for future reference.